Credit risk - Disclosure of assets held for sale (Details) £ in Millions	Jun. 30, 2025 GBP (£)	Dec. 31, 2024 GBP (£)
Gross | Retail credit cards
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 20,253	£ 22,306
Gross | Retail credit cards | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	15,975	17,629
Gross | Retail credit cards | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	2,663	2,953
Gross | Retail credit cards | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,615	1,724
Gross | Retail other
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	4,036	3,949
Gross | Retail other | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	3,582	3,329
Gross | Retail other | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	260	404
Gross | Retail other | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	194	216
Gross | Corporate loans
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	116,105	116,995
Gross | Corporate loans | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	106,426	107,194
Gross | Corporate loans | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	7,815	8,147
Gross | Corporate loans | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,864	1,654
ECL | Retail credit cards
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(2,371)	(2,557)
ECL | Retail credit cards | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(297)	(334)
ECL | Retail credit cards | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(751)	(807)
ECL | Retail credit cards | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(1,323)	(1,416)
ECL | Retail other
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(35)	(31)
ECL | Retail other | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(12)	(5)
ECL | Retail other | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(3)	(1)
ECL | Retail other | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(20)	(25)
ECL | Corporate loans
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(818)	(791)
ECL | Corporate loans | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(150)	(144)
ECL | Corporate loans | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(261)	(254)
ECL | Corporate loans | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ (407)	£ (393)
Assets classified as held for sale | Total loans and advances at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.042	0.049
Assets classified as held for sale | Total loans and advances at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.011	0.012
Assets classified as held for sale | Total loans and advances at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.227	0.184
Assets classified as held for sale | Total loans and advances at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.811	0.739
Assets classified as held for sale | Retail credit cards | Co-branded card portolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.042	0.043
Assets classified as held for sale | Retail credit cards | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0	0.050
Assets classified as held for sale | Retail credit cards | Stage 1 | Co-branded card portolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.011	0.012
Assets classified as held for sale | Retail credit cards | Stage 1 | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0	0.009
Assets classified as held for sale | Retail credit cards | Lifetime expected credit losses | Stage 2 | Co-branded card portolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.227	0.234
Assets classified as held for sale | Retail credit cards | Lifetime expected credit losses | Stage 2 | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0	0.094
Assets classified as held for sale | Retail credit cards | Lifetime expected credit losses | Stage 3 | Co-branded card portolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.808	0.807
Assets classified as held for sale | Retail credit cards | Lifetime expected credit losses | Stage 3 | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0	0.742
Assets classified as held for sale | Retail other | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0	0.068
Assets classified as held for sale | Retail other | Stage 1 | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0	0.014
Assets classified as held for sale | Retail other | Lifetime expected credit losses | Stage 2 | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0	0.150
Assets classified as held for sale | Retail other | Lifetime expected credit losses | Stage 3 | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0	0.676
Assets classified as held for sale | Corporate loans | Co-branded card portolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.078	0.085
Assets classified as held for sale | Corporate loans | Stage 1 | Co-branded card portolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.023	0.020
Assets classified as held for sale | Corporate loans | Lifetime expected credit losses | Stage 2 | Co-branded card portolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.286	0.333
Assets classified as held for sale | Corporate loans | Lifetime expected credit losses | Stage 3 | Co-branded card portolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	1.000	1.000
Assets classified as held for sale | Gross | Total loans and advances at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 5,704	£ 10,033
Assets classified as held for sale | Gross | Total loans and advances at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	5,031	8,586
Assets classified as held for sale | Gross | Total loans and advances at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	620	1,225
Assets classified as held for sale | Gross | Total loans and advances at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	53	222
Assets classified as held for sale | Gross | Retail credit cards | Co-branded card portolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	5,653	6,241
Assets classified as held for sale | Gross | Retail credit cards | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	0	2,308
Assets classified as held for sale | Gross | Retail credit cards | Stage 1 | Co-branded card portolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	4,988	5,495
Assets classified as held for sale | Gross | Retail credit cards | Stage 1 | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	0	1,908
Assets classified as held for sale | Gross | Retail credit cards | Lifetime expected credit losses | Stage 2 | Co-branded card portolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	613	689
Assets classified as held for sale | Gross | Retail credit cards | Lifetime expected credit losses | Stage 2 | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	0	307
Assets classified as held for sale | Gross | Retail credit cards | Lifetime expected credit losses | Stage 3 | Co-branded card portolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	52	57
Assets classified as held for sale | Gross | Retail credit cards | Lifetime expected credit losses | Stage 3 | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	0	93
Assets classified as held for sale | Gross | Retail other | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	0	1,425
Assets classified as held for sale | Gross | Retail other | Stage 1 | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	0	1,134
Assets classified as held for sale | Gross | Retail other | Lifetime expected credit losses | Stage 2 | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	0	220
Assets classified as held for sale | Gross | Retail other | Lifetime expected credit losses | Stage 3 | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	0	71
Assets classified as held for sale | Gross | Corporate loans | Co-branded card portolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	51	59
Assets classified as held for sale | Gross | Corporate loans | Stage 1 | Co-branded card portolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	43	49
Assets classified as held for sale | Gross | Corporate loans | Lifetime expected credit losses | Stage 2 | Co-branded card portolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	7	9
Assets classified as held for sale | Gross | Corporate loans | Lifetime expected credit losses | Stage 3 | Co-branded card portolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1	1
Assets classified as held for sale | ECL | Total loans and advances at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(240)	(489)
Assets classified as held for sale | ECL | Total loans and advances at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(56)	(99)
Assets classified as held for sale | ECL | Total loans and advances at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(141)	(226)
Assets classified as held for sale | ECL | Total loans and advances at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(43)	(164)
Assets classified as held for sale | ECL | Retail credit cards | Co-branded card portolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(236)	(271)
Assets classified as held for sale | ECL | Retail credit cards | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	0	(116)
Assets classified as held for sale | ECL | Retail credit cards | Stage 1 | Co-branded card portolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(55)	(64)
Assets classified as held for sale | ECL | Retail credit cards | Stage 1 | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	0	(18)
Assets classified as held for sale | ECL | Retail credit cards | Lifetime expected credit losses | Stage 2 | Co-branded card portolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(139)	(161)
Assets classified as held for sale | ECL | Retail credit cards | Lifetime expected credit losses | Stage 2 | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	0	(29)
Assets classified as held for sale | ECL | Retail credit cards | Lifetime expected credit losses | Stage 3 | Co-branded card portolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(42)	(46)
Assets classified as held for sale | ECL | Retail credit cards | Lifetime expected credit losses | Stage 3 | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	0	(69)
Assets classified as held for sale | ECL | Retail other | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	0	(97)
Assets classified as held for sale | ECL | Retail other | Stage 1 | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	0	(16)
Assets classified as held for sale | ECL | Retail other | Lifetime expected credit losses | Stage 2 | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	0	(33)
Assets classified as held for sale | ECL | Retail other | Lifetime expected credit losses | Stage 3 | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	0	(48)
Assets classified as held for sale | ECL | Corporate loans | Co-branded card portolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(4)	(5)
Assets classified as held for sale | ECL | Corporate loans | Stage 1 | Co-branded card portolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(1)	(1)
Assets classified as held for sale | ECL | Corporate loans | Lifetime expected credit losses | Stage 2 | Co-branded card portolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(2)	(3)
Assets classified as held for sale | ECL | Corporate loans | Lifetime expected credit losses | Stage 3 | Co-branded card portolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ (1)	£ (1)